Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Change in accounting principle	[3]	Total U.S. Bancorp Shareholders’ Equity	Total U.S. Bancorp Shareholders’ Equity Change in accounting principle	[3]	Common Stock	Preferred Stock	Capital Surplus	Retained Earnings	Retained Earnings Change in accounting principle	[3]	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance (in shares) at Dec. 31, 2020								1,507
Beginning Balance at Dec. 31, 2020		$ 53,725			$ 53,095			$ 21	$ 5,983	$ 8,511	$ 64,188			$ (25,930)	$ 322	$ 630
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		7,985			7,963						7,963					22
Other comprehensive income (loss)		(2,265)			(2,265)										(2,265)
Preferred stock dividends	[1]	(303)			(303)						(303)
Common stock dividends		(2,630)			(2,630)						(2,630)
Issuance of preferred stock		2,221			2,221				2,221
Call and redemption of preferred stock		(1,850)			(1,850)				(1,833)		(17)
Issuance of common and treasury stock (in shares)								5
Issuance of common and treasury stock		$ 46			46					(169)				215
Purchase of treasury stock (in shares)		(28)						(28)
Purchase of treasury stock		$ (1,556)			(1,556)									(1,556)
Distributions to noncontrolling interests		(20)														(20)
Purchase of noncontrolling interests		(167)														(167)
Net other changes in noncontrolling interests		4														4
Stock option and restricted stock grants		197			197					197
Ending Balance (in shares) at Dec. 31, 2021								1,484
Ending Balance at Dec. 31, 2021		$ 55,387			54,918			$ 21	6,371	8,539	69,201			(27,271)	(1,943)	469
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Dividends, Per Share, Declared		$ 1.76
Net income (loss)		$ 5,838			5,825						5,825					13
Other comprehensive income (loss)		(9,464)			(9,464)										(9,464)
Preferred stock dividends	[2]	(296)			(296)						(296)
Common stock dividends		(2,829)			(2,829)						(2,829)
Issuance of preferred stock		437			437				437
Issuance of common and treasury stock (in shares)								48
Issuance of common and treasury stock		$ 2,039			2,039					(32)				2,071
Purchase of treasury stock (in shares)		(1)						(1)
Purchase of treasury stock		$ (69)			(69)									(69)
Distributions to noncontrolling interests		(13)														(13)
Net other changes in noncontrolling interests		(3)														(3)
Stock option and restricted stock grants		$ 205			205					205
Ending Balance (in shares) at Dec. 31, 2022		1,500						1,531
Ending Balance at Dec. 31, 2022		$ 51,232	$ 46		50,766	$ 46		$ 21	6,808	8,712	71,901	$ 46		(25,269)	(11,407)	466
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]		Accounting Standards Update 2022-02 [Member]
Common Stock, Dividends, Per Share, Declared		$ 1.88
Net income (loss)		$ 5,458			5,429						5,429					29
Other comprehensive income (loss)		1,311			1,311										1,311
Preferred stock dividends	[4]	(350)			(350)						(350)
Common stock dividends		(3,000)			(3,000)						(3,000)
Issuance of common and treasury stock (in shares)								28
Issuance of common and treasury stock		$ 941			941					(264)				1,205
Purchase of treasury stock (in shares)		(1)						(1)
Purchase of treasury stock		$ (62)			(62)									(62)
Distributions to noncontrolling interests		(29)														(29)
Net other changes in noncontrolling interests		(1)														(1)
Stock option and restricted stock grants		$ 225			225					225
Ending Balance (in shares) at Dec. 31, 2023		1,600						1,558
Ending Balance at Dec. 31, 2023		$ 55,771			$ 55,306			$ 21	$ 6,808	$ 8,673	$ 74,026			$ (24,126)	$ (10,096)	$ 465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Dividends, Per Share, Declared		$ 1.93

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series I, Series J, Series K, Series L, Series M, and Series N Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.153, $1,625.00, $232.953, $1,325.00, $1,375.00, $937.50, $952.778, $202.986, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N, and Series O Non-Cumulative Perpetual Preferred Stock of $3,965.458, $962.487, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,050.00, respectively.
[3]	Effective January 1, 2023, the Company adopted accounting guidance which removed the separate recognition and measurement of troubled debt restructurings. Upon adoption, the Company reduced its allowance for credit losses and increased retained earnings net of deferred taxes through a cumulative-effect adjustment
[4]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N and Series O Non-Cumulative Perpetual Preferred Stock of $6,439.904, $1,503.518, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.